Capital Stock - Summary of Stock Option Activity and Related Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options
Options Outstanding - beginning of year (shares)	5,584,000	6,075,000	3,754,000
Options, Granted (in shares)	0	0	2,629,000
Options, Exercised (shares)	0	0	0
Options, Forfeited / expired (shares)	(135,000)	(491,000)	(308,000)
Options Outstanding - end of year (shares)	5,449,000	5,584,000	6,075,000
Options Exercisable - end of year (shares)	4,690,000	3,490,000	2,565,000
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding - beginning of year (dollars per share)	$ 10.02	$ 10.77	$ 15.54
Weighted-Average Exercise Price, Granted (dollars per share)	0	0	3.98
Weighted-Average Exercise Price, Exercised (dollars per share)	0	0	0
Weighted-Average Exercise Price, Forfeited / expired (dollars per share)	14.22	19.35	11.07
Weighted-Average Exercise Price, Outstanding - end of year (dollars per share)	9.90	10.02	10.77
Weighted-Average Exercise Price, Exercisable - end of year (dollars per share)	$ 10.86	$ 13.17	$ 18.25
Stock Options
Options
Options, Granted (in shares)	0	0	2,620,582